Commitments and Contingencies (Purchase Obligation) (Details) $ in Millions	Sep. 30, 2016 USD ($)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2017	$ 899
2018	525
2019	307
2020	298
2021	276
Thereafter	2,983
Total	$ 5,288